Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed fiscal years. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the applicable years. Note that for our Named Executive Officers (each an “NEO”) other than our principal executive officer (the “PEO”), compensation is reported as an average.
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to First PEO(1)	Compensation Actually Paid to Second PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)	Adjusted EBITDA (in thousands)
							Total Shareholder Return	Peer Group Total Shareholder Return(3)
2025	N/A	7,231,722	N/A	7,493,935	3,557,991	3,115,588	81.20	193.88	50,481	353,024
2024	N/A	6,962,497	N/A	1,775,784	2,309,945	960,713	75.85	183.09	51,918	347,403
2023	N/A	7,132,091	N/A	1,904,420	2,322,168	1,158,681	96.84	193.65	(23,360)	248,880
2022	N/A	2,548,319	N/A	1,886,664	915,480	899,231	110.28	181.52	(20,145)	206,233
2021	7,234,574	8,123,233	8,207,367	16,199,112	2,713,792	3,627,261	87.29	112.04	(131,891)	125,940

(1)
The PEO and the non-PEO NEOs for each year are as follows:

(i)
2025: Mr. Jardon, Second PEO; Messrs. Fanning, Maiworm, Geddes, McAlister, Russell, NEOs

(ii)
2024, 2023 and 2022: Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell, NEOs

(iii)
2021: Mr. Kearney, First PEO; Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell and Symington and Ms. Cougle, NEOs

(2)
To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

First PEO (Kearney) SCT Total to CAP Reconciliation
Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	471,765	—	3,643,750	7,234,574	(3,119,059)	4,091,852	8,207,367
Second PEO (Jardon) SCT Total to CAP Reconciliation
Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2025	1,000,000	1,461,250	26,000	7,231,722	(4,744,472)	5,006,685	7,493,935
2024	1,000,000	690,625	25,800	6,962,497	(5,246,072)	59,359	1,775,784
2023	1,000,000	937,500	25,200	7,132,091	(5,169,391)	(58,280)	1,904,420
2022	1,000,000	1,117,500	430,819	2,548,319	—	(661,655)	1,886,664
2021	1,149,618	1,008,900	12,000	8,123,233	(5,952,714)	14,028,593	16,199,112
Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2025	378,056	499,038	212,334	3,557,991	(2,468,563)	2,026,159	3,115,588
2024	456,288	252,099	129,933	2,309,945	(1,471,625)	122,393	960,713
2023	447,099	335,324	110,165	2,322,168	(1,429,580)	266,093	1,158,681
2022	445,328	398,123	72,029	915,480	—	(16,248)	899,231
2021	406,922	242,138	634,634	2,713,792	(1,430,265)	2,343,734	3,627,261

(i)
Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2025 is further detailed in the supplemental table below.

Supplemental
Equity Component of CAP for FY 2025:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025	Change in Value of Prior Years’ Awards Unvested at 12/31/2025	Change in Value of Prior Years’ Awards That Vested in FY 2025	Fair Value of Prior Years’ Awards Forfeited in FY 2025	Equity Value Included in CAP
Second PEO (Jardon)	4,720,056	212,068	74,560	—	5,006,685
Average Non-PEO NEOs	1,960,400	47,557	18,202	—	2,026,159

(3)
The peer group used for total shareholder return is SPDR S&P Oil & Gas Equipment & Services ETF (XES).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The PEO and the non-PEO NEOs for each year are as follows:

(i)
2025: Mr. Jardon, Second PEO; Messrs. Fanning, Maiworm, Geddes, McAlister, Russell, NEOs

(ii)
2024, 2023 and 2022: Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell, NEOs

(iii)
2021: Mr. Kearney, First PEO; Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell and Symington and Ms. Cougle, NEOs

Peer Group Issuers, Footnote	(3) The peer group used for total shareholder return is SPDR S&P Oil & Gas Equipment & Services ETF (XES).
Adjustment To PEO Compensation, Footnote
(2)
To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

First PEO (Kearney) SCT Total to CAP Reconciliation
Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	471,765	—	3,643,750	7,234,574	(3,119,059)	4,091,852	8,207,367
Second PEO (Jardon) SCT Total to CAP Reconciliation
Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2025	1,000,000	1,461,250	26,000	7,231,722	(4,744,472)	5,006,685	7,493,935
2024	1,000,000	690,625	25,800	6,962,497	(5,246,072)	59,359	1,775,784
2023	1,000,000	937,500	25,200	7,132,091	(5,169,391)	(58,280)	1,904,420
2022	1,000,000	1,117,500	430,819	2,548,319	—	(661,655)	1,886,664
2021	1,149,618	1,008,900	12,000	8,123,233	(5,952,714)	14,028,593	16,199,112
(i)
Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2025 is further detailed in the supplemental table below.

Supplemental
Equity Component of CAP for FY 2025:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025	Change in Value of Prior Years’ Awards Unvested at 12/31/2025	Change in Value of Prior Years’ Awards That Vested in FY 2025	Fair Value of Prior Years’ Awards Forfeited in FY 2025	Equity Value Included in CAP
Second PEO (Jardon)	4,720,056	212,068	74,560	—	5,006,685
Average Non-PEO NEOs	1,960,400	47,557	18,202	—	2,026,159

Non-PEO NEO Average Total Compensation Amount	$ 3,557,991	$ 2,309,945	$ 2,322,168	$ 915,480	$ 2,713,792
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,115,588	960,713	1,158,681	899,231	3,627,261
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2025	378,056	499,038	212,334	3,557,991	(2,468,563)	2,026,159	3,115,588
2024	456,288	252,099	129,933	2,309,945	(1,471,625)	122,393	960,713
2023	447,099	335,324	110,165	2,322,168	(1,429,580)	266,093	1,158,681
2022	445,328	398,123	72,029	915,480	—	(16,248)	899,231
2021	406,922	242,138	634,634	2,713,792	(1,430,265)	2,343,734	3,627,261

(i)
Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2025 is further detailed in the supplemental table below.

Supplemental
Equity Component of CAP for FY 2025:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025	Change in Value of Prior Years’ Awards Unvested at 12/31/2025	Change in Value of Prior Years’ Awards That Vested in FY 2025	Fair Value of Prior Years’ Awards Forfeited in FY 2025	Equity Value Included in CAP
Second PEO (Jardon)	4,720,056	212,068	74,560	—	5,006,685
Average Non-PEO NEOs	1,960,400	47,557	18,202	—	2,026,159

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus TSR ($)
	12/31/21	12/31/22	12/31/23	12/31/24	12/31/25
Compensation Actually Paid to First PEO	8,207,367	—	—	—	—
Compensation Actually Paid to Second PEO	16,199,112	1,886,664	1,904,420	1,775,784	7,493,935
Average Compensation Actually Paid to Non-PEO NEOs	3,627,261	899,231	1,158,681	960,713	3,115,588
TSR	87.29	110.28	96.84	75.85	81.20
Peer Group TSR	112.04	181.52	193.65	183.09	193.88

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income (Loss) ($)
	12/31/21	12/31/22	12/31/23	12/31/24	12/31/25
Compensation Actually Paid to First PEO	8,207,367	—	—	—	—
Compensation Actually Paid to Second PEO	16,199,112	1,886,664	1,904,420	1,775,784	7,493,935
Average Compensation Actually Paid to Non-PEO NEOs	3,627,261	899,231	1,158,681	960,713	3,115,588
Net Income (Loss)	(131,891)	(20,145)	(23,360)	51,918	50,481

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Adjusted EBITDA ($)
	12/31/21	12/31/22	12/31/23	12/31/24	12/31/25
Compensation Actually Paid to First PEO	8,207,367	—	—	—	—
Compensation Actually Paid to Second PEO	16,199,112	1,886,664	1,904,420	1,775,784	7,493,935
Average Compensation Actually Paid to Non-PEO NEOs	3,627,261	899,231	1,158,681	960,713	3,115,588
Adjusted EBITDA	125,940	206,233	248,880	347,403	353,024

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus TSR ($)
	12/31/21	12/31/22	12/31/23	12/31/24	12/31/25
Compensation Actually Paid to First PEO	8,207,367	—	—	—	—
Compensation Actually Paid to Second PEO	16,199,112	1,886,664	1,904,420	1,775,784	7,493,935
Average Compensation Actually Paid to Non-PEO NEOs	3,627,261	899,231	1,158,681	960,713	3,115,588
TSR	87.29	110.28	96.84	75.85	81.20
Peer Group TSR	112.04	181.52	193.65	183.09	193.88

Tabular List, Table
Narrative Disclosure to Pay Versus Performance Table
For the fiscal year ending December 31, 2025, the Company used Total Stockholder Return (TSR) to link PRSU equity grants to performance. In addition, the Company used two financial performance measures to link compensation actually paid to its NEOs to company performance under its annual cash incentive program, Adjusted EBITDA and Free Cash Flow. In addition to these financial performance measures, the Company also used Total Recordable Case Frequency and ESG as non-financial performance measures under its annual cash incentive program. For a description of the Company’s PRSU grants, see page 25 and for a description of the Company’s annual cash incentive program, see page 23.
•
Important Performance Measures for 2025

•
TSR

•
Adjusted EBITDA

•
Free Cash Flow

•
Total Recordable Case Frequency

•
ESG

Total Shareholder Return Amount	$ 81.2	75.85	96.84	110.28	87.29
Peer Group Total Shareholder Return Amount	193.88	183.09	193.65	181.52	112.04
Net Income (Loss)	$ 50,481,000	$ 51,918,000	$ (23,360,000)	$ (20,145,000)	$ (131,891,000)
Company Selected Measure Amount	353,024,000	347,403,000	248,880,000	206,233,000	125,940,000
PEO Name	Mr. Jardon
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Total Recordable Case Frequency
Measure:: 5
Pay vs Performance Disclosure
Name	ESG
Jardon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,231,722	$ 6,962,497	$ 7,132,091	$ 2,548,319	$ 8,123,233
PEO Actually Paid Compensation Amount	7,493,935	1,775,784	1,904,420	1,886,664	16,199,112
Kearney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					7,234,574
PEO Actually Paid Compensation Amount					8,207,367
PEO [Member] | Jardon [Member]
Pay vs Performance Disclosure
Salary	1,000,000	1,000,000	1,000,000	1,000,000	1,149,618
Bonus and NonEquity Incentive Compensation	1,461,250	690,625	937,500	1,117,500	1,008,900
All Other Compensation	26,000	25,800	25,200	430,819	12,000
PEO [Member] | Jardon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,744,472)	(5,246,072)	(5,169,391)		(5,952,714)
PEO [Member] | Jardon [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,006,685	59,359	(58,280)	(661,655)	14,028,593
PEO [Member] | Jardon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,720,056
PEO [Member] | Jardon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,068
PEO [Member] | Jardon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,560
PEO [Member] | Jardon [Member] | Fair Value of Prior Years’ Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Kearney [Member]
Pay vs Performance Disclosure
Salary					471,765
Bonus and NonEquity Incentive Compensation
All Other Compensation					3,643,750
PEO [Member] | Kearney [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,119,059)
PEO [Member] | Kearney [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,091,852
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Salary	378,056	456,288	447,099	445,328	406,922
Bonus and NonEquity Incentive Compensation	499,038	252,099	335,324	398,123	242,138
All Other Compensation	212,334	129,933	110,165	72,029	634,634
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,468,563)	(1,471,625)	(1,429,580)		(1,430,265)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,026,159	$ 122,393	$ 266,093	$ (16,248)	$ 2,343,734
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,960,400
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,557
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,202
Non-PEO NEO [Member] | Fair Value of Prior Years’ Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount